TAXES PAYABLE	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
TAXES PAYABLE	TAXES PAYABLE
26.1Accounting policies
Tax obligations arising from the Company's operating activities, mainly from passenger and cargo transportation, are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate variations.
26.2Breakdown of taxes payable

	December 31,
Description	2025	2024

Tax transaction	226,141	230,214
Taxes withheld	84,753	80,868
Import taxes	10,210	9,497
Others	16,484	3,374
	337,588	323,953

Current	144,007	125,055
Non-current	193,581	198,898